SEI DAILY INCOME TRUST

Ultra Short Bond Fund
Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement Dated January 20, 2009
to the Class A Shares Prospectus Dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Ultra Short Bond Fund's Investment Strategy

The Ultra Short Bond Fund's investment strategy has been changed to reflect the Fund's current investment strategy in selecting securities. Accordingly, the second paragraph of the "Investment Strategy" section for the Ultra Short Bond Fund is hereby deleted and replaced with the following:

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration between one half and one and a half years.

Change in Short-Duration Government Fund's Investment Strategy

The Short-Duration Government Fund's investment strategy has been changed to reflect the Fund's current investment strategy in selecting securities. Accordingly, the second paragraph of the "Investment Strategy" section for the Short-Duration Government Fund is hereby deleted and replaced with the following:

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with competitive yields. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads, duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration of up to three years.

Change in Portfolio Management for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds

Timothy E. Smith, the current portfolio manager of the Ultra Short Bond Fund, of Wellington Management Company, LLP has assumed portfolio management responsibilities for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Accordingly, all references to Michael F. Garrett's management of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds are hereby deleted and the section entitled "Sub-Adviser and Portfolio Managers" is hereby deleted and replaced with the following:

Sub-Adviser and Portfolio Manager

Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as the Sub-Adviser to each Fund. Timothy E. Smith, Senior Vice President and Fixed Income Portfolio Manager at Wellington Management, became the portfolio manager of the Ultra Short Bond Fund in 1999 and became the portfolio manager of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds in 2009. Mr. Smith has been an investment professional with Wellington Management since 1992.

The SAI provides additional information about the portfolio manager's compensation, other accounts he manages, and his ownership, if any, of securities in the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-543 (1/09)

SEI DAILY INCOME TRUST

Ultra Short Bond Fund

Supplement Dated January 20, 2009
to the Class G Shares Prospectus Dated December 15, 2008

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Ultra Short Bond Fund's Investment Strategy

The Ultra Short Bond Fund's investment strategy has been changed to reflect the Fund's current investment strategy in selecting securities. Accordingly, the second paragraph of the "Investment Strategy" section for the Ultra Short Bond Fund is hereby deleted and replaced with the following:

Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities that offer competitive yields, and that are issued by issuers that are on a sound financial footing. The Sub-Adviser also considers factors such as the anticipated level of interest rates, relative valuations and yield spreads among various sectors, and the duration of individual securities relative to the duration of fixed income securities in which the Fund invests as a whole. The Sub-Adviser will strive to maintain a portfolio duration between one half and one and a half years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-544 (1/09)

SEI DAILY INCOME TRUST

Short-Duration Government Fund
Intermediate-Duration Government Fund
GNMA Fund

Supplement Dated January 20, 2009
to the Statement of Additional Information ("SAI") Dated May 31, 2008

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Portfolio Management for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds

Timothy E. Smith, the current portfolio manager of the Ultra Short Bond Fund, of Wellington Management Company, LLP has assumed portfolio management responsibilities for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. Accordingly, all references to Michael F. Garrett's management of the Short-Duration Government, Intermediate-Duration Government and GNMA Funds are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-545 (1/09)